Expense Example {- Fidelity Sustainability U.S. Equity Fund} - NF_05.31 Fidelity Sustainability U.S. Equity Fund - Retail PRO-02 - Fidelity Sustainability U.S. Equity Fund - Fidelity Sustainability U.S. Equity Fund
Jun. 14, 2021 USD ($)
Expense Example:
1 year	$ 92
3 years	$ 470